As filed with the Securities and Exchange Commission on March 3, 2016

Securities Act File No. 333-183173
Investment Company Act File No. 811-22733

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 5
and/or
Registration Statement Under the Investment Company Act of 1940
Amendment No. 8

John Hancock Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in its Charter)

601 Congress Street
Boston, MA 02210-2805
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code:
(617) 663-3000

Name and address of agent for service:

Kinga Kapuscinski, Esq.

Nicholas J. Kolokithas, Esq.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Copy to:
Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on (March 11, 2016) pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ] on (date) pursuant to paragraph (a)(1) of Rule 485

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

______________

* Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement, SEC File No. 811-22733, filed October 30, 2015, EDGAR Accession No. 0001133228-15-005747.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for John Hancock Exchange-Traded Fund Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Multifactor Consumer Staples ETF, John Hancock Multifactor Energy ETF, John Hancock Multifactor Industrials ETF, John Hancock Multifactor Materials ETF and John Hancock Multifactor Utilities ETF contained in Post-Effective Amendment No. 2, which was filed with the U.S. Securities and Exchange Commission on October 30, 2015. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 2 to March 11, 2016 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 3rd day of March, 2016.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	March 3, 2016
Andrew G. Arnott

/s/Charles A. Rizzo	Chief Financial Officer	March 3, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 3, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	March 3, 2016
James R. Boyle

/s/ Craig Bromley *	Trustee	March 3, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 3, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 3, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 3, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 3, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	March 3, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 3, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 3, 2016
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 3, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 3, 2016
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	March 3, 2016
Warren A. Thomson

By: /s/Kinga Kapuscinski Kinga Kapuscinski Attorney-In-Fact, *Pursuant to Power of Attorney previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on July 13, 2015